Average Annual Total Returns - First Trust Mid Cap Core AlphaDEX Fund	First Trust Mid Cap Core AlphaDEX Fund 1 Year	First Trust Mid Cap Core AlphaDEX Fund 5 Years	First Trust Mid Cap Core AlphaDEX Fund 10 Years	First Trust Mid Cap Core AlphaDEX Fund Since Inception	First Trust Mid Cap Core AlphaDEX Fund Inception Date	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions 1 Year	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions 5 Years	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions 10 Years	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions Since Inception	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Mid Cap Core AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Mid Cap Core Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Mid Cap Core Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Mid Cap Core Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq AlphaDEX® Mid Cap Core Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq US 600 Mid Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	26.86%	7.67%	11.88%	8.13%	May 08, 2007	26.21%	7.19%	11.48%	7.76%	15.89%	5.78%	9.69%	6.52%	27.73%	[1]	[1]	[1]	[1]	28.81%	[1]	[1]	[1]	[1]	26.20%	9.03%	12.72%	8.51%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.